Acquisition and Disposition Activity - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 17, 2014 Trust	Dec. 31, 2014	May 31, 2014	Jun. 30, 2014 Branch	Feb. 24, 2014	May 01, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Cash payment to acquire business	$ 91,600,000
Goodwill	8,600,000	517,526,000					401,872,000	401,872,000
Number of branches acquired	4
Maximum period for subject to change estimated fair values after acquisition date		1 year
Florida Bank Group, Inc. [Member]
Business Acquisition [Line Items]
Shares received		0.149
Business combination date of acquisition		Dec. 31, 2014
Cash received per share		$ 7.81
Old Florida Bancshares, Inc. [Member]
Business Acquisition [Line Items]
Shares received		0.34
Business combination date of acquisition		Dec. 31, 2014
Teche [Member]
Business Acquisition [Line Items]
Cash payment to acquire business		714,000
Goodwill		80,429,000	80,400,000
Shares received			1.162
Total consideration paid		156,740,000	156,700,000
Business combination date of acquisition		May 31, 2014
Number of branches		20
Goodwill created in the acquisition deductible for income tax purposes			0
First Private [Member]
Business Acquisition [Line Items]
Cash payment to acquire business		1,000
Goodwill		26,253,000		26,300,000
Shares received				0.27
Total consideration paid		58,640,000		58,600,000
Business combination date of acquisition		Jun. 30, 2014
Number of branches				4
Goodwill created in the acquisition deductible for income tax purposes				0
First Private [Member] | Mobile Branches [Member]
Business Acquisition [Line Items]
Number of branches				2
Georgia Commerce Bancshares Inc [Member]
Business Acquisition [Line Items]
Shares received		0.6134
Business combination date of acquisition		Dec. 31, 2014
Title Company LLC [Member]
Business Acquisition [Line Items]
Cash payment to acquire business					400,000
Goodwill		221,000			200,000
Louisiana Abstract and Title Llc [Member]
Business Acquisition [Line Items]
Cash payment to acquire business						200,000
Goodwill		$ 155,000				$ 200,000